Note Employee benefits (Projected benefit payments to postretirement plan) (Detail) - Postretirement Health Care Benefit Plan $ in Thousands	Sep. 30, 2015 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2016	$ 6,417
2017	6,739
2018	7,054
2019	7,357
2020	7,632
2021- 2025	$ 42,234